Investments (Schedule Of Fixed Maturities By Contractual Maturity) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Fixed maturities available for sale, Amortized Cost - Due in one year or less	$ 64,222
Fixed maturities available for sale, Amortized Cost - Due from one to five years	527,836
Fixed maturities available for sale, Amortized Cost - Due from five to ten years	669,994
Fixed maturities available for sale, Amortized Cost - Due from ten to twenty years	2,439,335
Fixed maturities available for sale, Amortized Cost - Due after twenty years	7,114,402
Mortgage-backed and asset-backed securities, Amortized Cost	108,455
Total fixed maturities available for sale, Amortized Cost	10,924,244	10,435,497
Fixed maturities available for sale, Fair Value - Due in one year or less	64,895
Fixed maturities available for sale, Fair Value - Due from one to five years	564,584
Fixed maturities available for sale, Fair Value - Due from five to ten years	728,784
Fixed maturities available for sale, Fair Value - Due from ten to twenty years	2,649,607
Fixed maturities available for sale, Fair Value - Due after twenty years	7,799,590
Mortgage-backed and asset-backed securities, Fair Value	80,745
Total fixed maturities available for sale, Fair Value	$ 11,888,205	$ 10,543,034